As filed with the Securities and Exchange Commission on March 16, 2016
1933 Act Registration No. 002-85229
1940 Act Registration No. 811-03802
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	____	[ ]
Post-Effective Amendment No.	123	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	123	[ X ]

 (Check appropriate box or boxes)
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
 X immediately upon filing pursuant to paragraph (b)
      on _________________ pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission on February 26, 2016, in Post-Effective Amendment No. 122 to the Registrant’s registration statement:

Institutional Class shares of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman New York Municipal Income Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund and Neuberger Berman Unconstrained Bond Fund.

Investor Class shares of Neuberger Berman Core Bond Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund and Neuberger Berman Short Duration Bond Fund.

Class A shares of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund and Neuberger Berman Unconstrained Bond Fund.

Class C shares of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund and Neuberger Berman Unconstrained Bond Fund.

Class R3 shares of Neuberger Berman High Income Bond Fund.

Class R6 shares of Neuberger Berman Core Bond Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman  Short Duration Bond Fund, Neuberger Berman Strategic Income Fund and Neuberger Berman Unconstrained Bond Fund.

Trust Class shares of Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 15th day of March, 2016.

NEUBERGER BERMAN INCOME FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

                Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 123 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	March 15, 2016
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	March 15, 2016
John M. McGovern
/s/ Joseph V. Amato	Trustee	March 15, 2016
Joseph V. Amato*
/s/ Faith Colish	Trustee	March 15, 2016
Faith Colish*
/s/ Michael J. Cosgrove	Trustee	March 15, 2016
Michael J. Cosgrove**
/s/ Marc Gary	Trustee	March 15, 2016
Marc Gary**
/s/ Martha C. Goss	Trustee	March 15, 2016
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	March 15, 2016
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	March 15, 2016
Deborah C. McLean***
/s/ Howard A. Mileaf	Trustee	March 15, 2016
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	March 15, 2016
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	March 15, 2016
Tom D. Seip*
/s/ James G. Stavridis	Trustee	March 15, 2016
James G. Stavridis***
/s/ Candace L. Straight	Trustee	March 15, 2016
Candace L. Straight*

Signature	Title	Date

/s/ Peter P. Trapp	Trustee	March 15, 2016
Peter P. Trapp*

*Signatures affixed by Lynn A. Schweinfurth on March 15, 2016, pursuant to a power of attorney filed with Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802, on August 14, 2013.

**Signatures affixed by Lynn A. Schweinfurth on March 15, 2016, pursuant to a power of attorney filed with Post-Effective Amendment No. 190 to the Registration Statement on Form N-1A of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-00582, on September 28, 2015.

***Signatures affixed by Lynn A. Schweinfurth on March 15, 2016, pursuant to a power of attorney filed with Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Neuberger Berman Alternative Funds, File Nos. 333-122847 and 811-21715, on December 30, 2015.

NEUBERGER BERMAN INCOME FUNDS
EXHIBIT INDEX
Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase